                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
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               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Harbor Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

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            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
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                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
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Performance Summary as of 6/30/2007

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 11/15/56       since 12/20/91       since 10/26/93     since 3/23/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
AVERAGE                            5.75%                5.00%                1.00%
ANNUAL                 W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          9.42%      9.29%     8.32%      8.32%     7.40%      7.40%      10.40%

10-year                  7.38       6.74      6.72       6.72      6.56       6.56          --

5-year                   8.79       7.52      7.96       7.74      7.96       7.96          --

1-year                  14.19       7.64     13.32       8.32     13.33      12.33       14.53

6-month                  6.69       0.55      6.31       1.31      6.32       5.32        6.88
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through [i] tax-exempt retirement plans with assets of at least $1 million [including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans], [ii] fee-based investment programs with assets of at least $1 million and [iii] institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Merrill Lynch All Convertibles Index is a broad-based market index that is inclusive of all convertibles over $50 million in issue size. The Lipper Convertible Securities Fund Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper, Inc. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

The equity market enjoyed strong performance during the period, fueled by a high amount of merger and acquisition and private equity buyout activity. Although core measures of inflation remained somewhat elevated and the residential housing market continued to show weakness, the Federal Open Market Committee (the "Fed") maintained the target federal funds rates at 5.25 percent, where it has stood since June 2006. Early in the year, as gross domestic product (GDP) growth slowed, the market began to speculate that the Fed would begin cutting the federal funds rate, but as the economy started to show signs of acceleration in the second quarter, it became apparent that the Fed would remain on hold. The changing outlook for the economy and monetary policy, coupled with mounting concerns about the sub-prime mortgage market, led to rising interest rates and market volatility, which weighed on investors.

The convertible securities market benefited from the strength in the equity markets as well as from heightened market volatility. This volatility led to spread widening, which typically has a negative effect on the value of convertible securities. However, convertible securities by their nature behave as though they include an "option" (in this case, the option to convert from bonds to equities). Options tend to rise during periods of equity volatility, and as a result tend to drive convertible securities returns higher in such periods. That was generally the case during the reporting period.

While new issue supply in the high-yield bond market fell off late in the second quarter, with some deals being postponed altogether, the supply of convertible securities surged during the overall period as companies increasingly turned to the convertibles market to fund acquisitions and equity buybacks. In fact, during the reporting period, nearly twice the amount of new issues came to market than in the first half of 2006. New issue supply totaled $54 billion for the six-month period ended June 30, versus $34 billion for the same period last year.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Harbor Fund underperformed the Merrill Lynch All Convertibles Index and the Lipper Convertible Securities Funds Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

-------------------------------------------------------------------------------------------------
                                               MERRILL LYNCH ALL      LIPPER CONVERTIBLE
      CLASS A   CLASS B   CLASS C   CLASS I   CONVERTIBLES INDEX    SECURITIES FUNDS INDEX

       6.69%     6.31%     6.32%     6.88%           6.96%                   8.27%
-------------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Over the course of the period, we continued to increase the portfolio's overall equity sensitivity in order to position it to potentially benefit from rising equity prices. We continued to focus on security selection and as a result, the primary drivers of the Fund's performance relative to the Merrill Lynch All Convertibles Index were company-specific.

Detractors from the Fund's performance relative to the Merrill Lynch All Convertibles Index included security selection in the consumer discretionary sector. In addition, the Fund had a smaller relative exposure to speculative-grade issues, which tempered gains as these riskier assets outperformed higher-grade securities for the overall period. A greater relative exposure to mid-cap equities also dampened returns as this sector underperformed large-cap equities.

On the positive side, relative to the Merrill Lynch All Convertibles Index, strong security selection in the technology sector was additive to performance. Furthermore, our bottom-up security selection process resulted in an overweight to technology securities, which boosted performance as the sector continued to enjoy strong demand. The energy and metals sectors benefited from rising prices during the period, and the Fund's overweights here added to returns.

We made some notable adjustments to the portfolio's positioning during the period. Credit spread widening and concerns about heightened corporate event risk led us to trim the Fund's holdings in the financials sector. We also reduced the Fund's exposure to consumer discretionary securities on concerns about falling home prices and mortgage equity values; when consumers cannot refinance their mortgages or obtain home equity lines of credit, they typically have less excess cash for spending on discretionary items. We maintained the Fund's underweight to the transportation sector, and airlines in particular, whose performance has suffered from rising fuel prices.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 6/30/07
Fannie Mae                                                        2.0%
NII Holdings, Inc                                                 2.0
Church & Dwight Co., Inc.                                         1.9
Walt Disney Co.                                                   1.9
MetLife, Inc.                                                     1.6
Affiliated Managers Group, Inc.                                   1.6
Cameron International Corp.                                       1.6
Fisher Scientific International, Inc.                             1.5
Schlumberger Ltd.                                                 1.4
Peabody Energy Corp.                                              1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/07
Health Care                                                       8.5%
Pharmaceuticals                                                   6.9
Oil Field Services                                                5.3
Wireless                                                          4.9
Semiconductors                                                    4.8
Media-Noncable                                                    3.9
Automobile Manufacturers                                          3.1
Electronic Equipment Manufacturers                                3.0
Communications Equipment                                          2.8
Wireline                                                          2.6
Aerospace & Defense                                               2.6
Thrifts & Mortgage Finance                                        2.0
Household Products                                                2.0
Automotive                                                        1.9
Agricultural Products                                             1.8
Computer Storage & Peripherals                                    1.8
Casino & Gaming                                                   1.7
Internet & Data                                                   1.7
Investment Banking & Brokerage                                    1.7
Life & Health Insurance                                           1.6
Asset Management & Custody Banks                                  1.6
Lodging                                                           1.6
Application Software                                              1.5
Diversified Metals & Mining                                       1.5
Internet Software & Services                                      1.4
Retailers                                                         1.4
Coal & Consumable Fuels                                           1.4
Multi-Line Insurance                                              1.3
Systems Software                                                  1.2
Broadcasting & Cable TV                                           1.1
Construction Machinery                                            1.1
Oil & Gas Storage & Transportation                                1.1
Food/Beverage                                                     1.1
Drug Retail                                                       1.0
Property & Casualty Insurance                                     1.0
Textile                                                           1.0
Independent Energy                                                1.0
IT Services                                                       1.0
Packaged Foods & Meats                                            1.0
Metals & Mining                                                   1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/07
                                       (continued from previous page)
Building Materials                                                1.0
Oil & Gas Equipment & Services                                    0.9
Computer Hardware                                                 0.9
Internet Retail                                                   0.9
Environmental & Facilities Services                               0.8
Entertainment                                                     0.7
Heavy Electrical Equipment                                        0.7
Electrical Components & Equipment                                 0.6
Commercial Services & Supplies                                    0.5
Metal & Glass Containers                                          0.5
Integrated Energy                                                 0.5
Gas Utilities                                                     0.5
Data Processing & Outsourced Services                             0.4
Oil & Gas Exploration & Production                                0.3
Housewares & Specialties                                          0.2
Electric Utilities                                                0.2
                                                                -----
Total Long-Term Investments                                      98.5
Total Repurchase Agreements                                       0.7
                                                                -----
Total Investments                                                99.2
Other Assets in Excess of Liabilities                             0.8
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares and; redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07-6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/07           6/30/07       1/1/07-6/30/07
Class A
  Actual......................................    $1,000.00        $1,066.87          $5.33
  Hypothetical................................     1,000.00         1,019.64           5.21
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,063.14           9.21
  Hypothetical................................     1,000.00         1,015.87           9.00
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,063.18           9.21
  Hypothetical................................     1,000.00         1,015.87           9.00
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,068.80           4.10
  Hypothetical................................     1,000.00         1,020.83           4.01
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.80%, 1.80% and 0.80% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  72.0%
          AEROSPACE & DEFENSE  2.6%
$1,300    AAR Corp. .................................        1.750%  02/01/26   $  1,660,750
 2,264    DRS Technologies, Inc. (a).................        2.000   02/01/26      2,490,400
 3,915    L-3 Communications Corp. ..................        3.000   08/01/35      4,433,737
                                                                                ------------
                                                                                   8,584,887
                                                                                ------------
          AGRICULTURAL PRODUCTS  1.1%
 3,950    Archer-Daniels-Midland Co. (a).............        0.875   02/15/14      3,772,250
                                                                                ------------

          APPLICATION SOFTWARE  1.5%
 1,300    Cadence Design Systems, Inc. (a)...........        1.375   12/15/11      1,503,125
 1,300    Cadence Design Systems, Inc. (a)...........        1.500   12/15/13      1,509,625
 1,980    Lawson Software, Inc. (a)..................        2.500   04/15/12      2,113,650
                                                                                ------------
                                                                                   5,126,400
                                                                                ------------
          AUTOMOTIVE  1.9%
 3,250    Ford Motor Co. ............................        4.250   12/15/36      4,086,875
 1,980    United Auto Group, Inc. ...................        3.500   04/01/26      2,145,825
                                                                                ------------
                                                                                   6,232,700
                                                                                ------------
          BROADCASTING & CABLE TV  0.6%
    50    Comcast Corp. .............................        2.000   10/15/29      2,053,500
                                                                                ------------

          BUILDING MATERIALS  1.0%
   700    WESCO International, Inc. .................        1.750   11/15/26        665,875
 2,600    WESCO International, Inc. (a)..............        1.750   11/15/26      2,473,250
                                                                                ------------
                                                                                   3,139,125
                                                                                ------------
          CASINOS & GAMING  1.7%
 3,300    American Real Estate Partners, LP (a)
          (d)........................................        4.100   08/15/13      3,452,460
 1,800    Scientific Games Corp. (c).................  0.750/0.500   12/01/24      2,308,500
                                                                                ------------
                                                                                   5,760,960
                                                                                ------------
          COAL & CONSUMABLE FUELS  1.4%
 4,400    Peabody Energy Corp. ......................        4.750   12/15/66      4,669,500
                                                                                ------------

          COMMERCIAL SERVICES & SUPPLIES  0.5%
 1,300    FTI Consulting, Inc. ......................        3.750   07/15/12      1,839,500
                                                                                ------------

          COMMUNICATIONS EQUIPMENT  1.5%
 1,950    ADC Telecommunications, Inc. (d)...........        5.784   06/15/13      1,908,562
 2,925    Symmetricom, Inc. .........................        3.250   06/15/25      2,925,000
                                                                                ------------
                                                                                   4,833,562
                                                                                ------------
          COMPUTER HARDWARE  0.9%
 3,900    Hewlett-Packard Co. .......................       *        10/14/17      2,939,625
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          COMPUTER STORAGE & PERIPHERALS  1.8%
$1,625    Electronics for Imaging, Inc. .............        1.500%  06/01/23   $  1,870,781
 1,990    Maxtor Corp. ..............................        6.800   04/30/10      2,099,450
 1,980    SanDisk Corp. .............................        1.000   05/15/13      1,749,825
                                                                                ------------
                                                                                   5,720,056
                                                                                ------------
          CONSTRUCTION MACHINERY  1.1%
 2,250    Actuant Corp. .............................        2.000   11/15/23      3,633,750
                                                                                ------------

          DATA PROCESSING & OUTSOURCED SERVICES  0.4%
 1,320    VeriFone Holdings, Inc. (a)................        1.375   06/15/12      1,310,100
                                                                                ------------

          ELECTRICAL COMPONENTS & EQUIPMENT  0.6%
 1,300    General Cable Corp. .......................        0.875   11/15/13      2,091,375
                                                                                ------------

          ELECTRONIC EQUIPMENT MANUFACTURERS  3.0%
 4,250    Fairchild Semiconductor Corp. .............        5.000   11/01/08      4,228,750
 1,845    Itron, Inc. ...............................        2.500   08/01/26      2,488,444
 3,000    Veeco Instruments, Inc. ...................        4.125   12/21/08      2,988,750
                                                                                ------------
                                                                                   9,705,944
                                                                                ------------
          ENTERTAINMENT  0.7%
 2,500    Sinclair Broadcast Group, Inc. ............        6.000   09/15/12      2,412,500
                                                                                ------------

          ENVIRONMENTAL & FACILITIES SERVICES  0.8%
 2,300    Waste Connections, Inc. ...................        3.750   04/01/26      2,535,750
                                                                                ------------

          FOOD/BEVERAGE 1.1%
 3,300    Molson Coors Brewing Co. ..................        2.500   07/30/13      3,444,375
                                                                                ------------

          HEALTH CARE  8.5%
 3,250    Cubist Pharmaceuticals, Inc. ..............        2.250   06/15/13      2,990,000
 1,320    CV Therapeutics, Inc. .....................        2.750   05/16/12      1,282,050
 3,400    Fisher Scientific International, Inc. .....        3.250   03/01/24      4,870,500
 2,640    Inverness Medical Innovations, Inc. (a)....        3.000   05/15/16      3,141,600
 2,795    Invitrogen Corp. ..........................        1.500   02/15/24      2,581,881
 2,210    Kyphon, Inc. (a)...........................        1.000   02/01/12      2,221,050
 2,100    Medtronic, Inc., Ser B.....................        1.250   09/15/21      2,107,875
 3,400    Medtronic, Inc.............................        1.500   04/15/11      3,621,000
 2,640    Oscient Pharmaceuticals Corp. .............        3.500   04/15/11      1,940,400
 3,300    Sciele Pharma, Inc. .......................        2.625   05/15/27      3,382,500
                                                                                ------------
                                                                                  28,138,856
                                                                                ------------
          HEAVY ELECTRICAL EQUIPMENT  0.7%
 2,200    Ciena Corp. ...............................        3.750   02/01/08      2,186,250
                                                                                ------------

          HOUSEHOLD PRODUCTS  2.0%
 4,000    Church & Dwight Co., Inc. (a)..............        5.250   08/15/33      6,430,000
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          INDEPENDENT ENERGY  1.0%
$3,250    Covanta Holding Corp. .....................        1.000%  02/01/27   $  3,359,688
                                                                                ------------

          INTEGRATED ENERGY  0.5%
 1,650    St Mary Land & Exploration Co. (a).........        3.500   04/01/27      1,633,500
                                                                                ------------

          INTERNET & DATA  0.7%
 1,950    Anixter International, Inc. (a)............        1.000   02/15/13      2,517,938
                                                                                ------------

          INTERNET RETAIL  0.9%
 2,840    Amazon.com, Inc. ..........................        4.750   02/01/09      2,907,450
                                                                                ------------

          INTERNET SOFTWARE & SERVICES  1.4%
 3,300    Equinix, Inc. .............................        2.500   04/15/12      3,448,500
   975    Yahoo!, Inc. ..............................          *     04/01/08      1,321,125
                                                                                ------------
                                                                                   4,769,625
                                                                                ------------
          IT SERVICES  1.0%
 3,250    Electronic Data Systems Corp. .............        3.875   07/15/23      3,306,875
                                                                                ------------

          LODGING  1.6%
 1,650    Ambassadors International, Inc. (a)........        3.750   04/15/27      1,470,562
 2,500    Hilton Hotels Corp. .......................        3.375   04/15/23      3,778,125
                                                                                ------------
                                                                                   5,248,687
                                                                                ------------
          MEDIA-NONCABLE  3.9%
 1,300    Interpublic Group of Cos., Inc. ...........        4.500   03/15/23      1,460,875
 2,000    Liberty Media Corp. (a)....................        0.750   03/30/23      2,455,000
 2,175    Liberty Media Corp. .......................        0.750   03/30/23      2,669,813
 5,250    Walt Disney Co. ...........................        2.125   04/15/23      6,313,125
                                                                                ------------
                                                                                  12,898,813
                                                                                ------------
          OIL FIELD SERVICES  3.9%
 4,225    Cameron International Corp. ...............        2.500   06/15/26      5,159,781
 3,640    Chesapeake Energy Corp. ...................        2.750   11/15/35      3,963,050
 3,575    SESI, LLC (a) (c)..........................  1.500/1.250   12/15/26      3,865,469
                                                                                ------------
                                                                                  12,988,300
                                                                                ------------
          PHARMACEUTICALS  5.8%
 1,320    BioMarin Pharmaceuticals, Inc. ............        1.875   04/23/17      1,422,300
 3,250    Genzyme Corp. .............................        1.250   12/01/23      3,428,750
 2,080    Gilead Sciences, Inc. .....................        0.500   05/01/11      2,360,800
 1,630    Illumina, Inc. (a).........................        0.625   02/15/14      1,756,325
 2,355    Millipore Corp. (a)........................        3.750   06/01/26      2,534,569
   895    Millipore Corp. ...........................        3.750   06/01/26        963,244
 2,615    Protein Design Labs, Inc. .................        2.000   02/15/12      2,990,906
   224    St Jude Medical, Inc. (a)..................        1.220   12/15/08        222,320
 3,145    Wyeth (a) (d)..............................        4.883   01/15/24      3,573,349
                                                                                ------------
                                                                                  19,252,563
                                                                                ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          RETAILERS  1.4%
$1,600    Best Buy, Inc. ............................        2.250%  01/15/22   $  1,744,000
 3,000    Collegiate Pacific, Inc. ..................        5.750   12/01/09      2,936,250
                                                                                ------------
                                                                                   4,680,250
                                                                                ------------
          SEMICONDUCTORS  4.8%
 2,700    Agere Systems, Inc. .......................        6.500   12/15/09      2,757,375
 1,300    Cypress Semiconductor Corp. (a)............        1.000   09/15/09      1,443,000
 1,300    Intel Corp. ...............................        2.950   12/15/35      1,246,375
 3,250    Intel Corp. (a)............................        2.950   12/15/35      3,115,937
 2,640    Micron Technology, Inc. ...................        1.875   06/01/14      2,831,400
 2,600    ON Semiconductor Corp. (a).................        2.625   12/15/26      3,214,250
 1,200    Xilinx, Inc. (a)...........................        3.125   03/15/37      1,215,000
                                                                                ------------
                                                                                  15,823,337
                                                                                ------------
          SYSTEMS SOFTWARE  1.2%
 3,250    EMC Corp. (a)..............................        1.750   12/01/11      4,119,375
                                                                                ------------

          TEXTILE  1.0%
 3,300    Iconix Brand Group, Inc. (a)...............        1.875   06/30/12      3,386,625
                                                                                ------------

          WIRELESS  4.9%
 3,540    Nextel Communications......................        5.250   01/15/10      3,535,575
   600    NII Holdings, Inc. ........................        2.750   08/15/25      1,036,500
 2,100    NII Holdings, Inc. ........................        2.875   02/01/34      6,533,625
 1,650    SBA Communications Corp. (a)...............        0.375   12/01/10      1,833,563
 2,600    TriZetto Group, Inc. ......................        2.750   10/01/25      3,123,250
                                                                                ------------
                                                                                  16,062,513
                                                                                ------------
          WIRELINE  2.6%
 1,950    Arris Group, Inc. .........................        2.000   11/15/26      2,527,200
 1,300    Level 3 Communications, Inc. ..............        3.500   06/15/12      1,646,125
 2,210    Level 3 Communications, Inc. ..............        6.000   09/15/09      2,154,750
 1,831    Time Warner Telecom LLC....................        2.375   04/01/26      2,302,483
                                                                                ------------
                                                                                   8,630,558
                                                                                ------------
          TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  72.0%............    238,147,062
                                                                                ------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  2.4%
          INTERNET & DATA  1.0%
 1,650    Nortel Networks Corp. (Canada) (a).........        1.750   04/15/12      1,612,875
 1,650    Nortel Networks Corp. (Canada) (a).........        2.125   04/15/14      1,619,062
                                                                                ------------
                                                                                   3,231,937
                                                                                ------------
          OIL FIELD SERVICES  1.4%
 2,015    Schlumberger Ltd., Ser A
          (Netherlands Antilles).....................        1.500   06/01/23      4,737,769
                                                                                ------------

          TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS....................      7,969,706
                                                                                ------------

See Notes to Financial Statements                                             15

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  23.0%
AGRICULTURAL PRODUCTS  0.7%
Bunge, Ltd., 4.875% (Bermuda)...............................   19,800   $  2,284,425
                                                                        ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.6%
Affiliated Managers Group, Inc., 5.100%.....................   90,000      5,265,000
                                                                        ------------

AUTOMOBILE MANUFACTURERS  3.1%
Ford Motor Co. Capital Trust II, 6.500%.....................  114,750      4,446,562
General Motors Corp., Ser C, 6.250%.........................   65,000      1,649,375
General Motors Corp., Ser D, 1.500%.........................  132,000      3,778,500
                                                                        ------------
                                                                           9,874,437
                                                                        ------------
BROADCASTING & CABLE TV  0.5%
Emmis Communications Corp., Ser A , 6.250%..................   40,495      1,791,904
                                                                        ------------

COMMUNICATIONS EQUIPMENT  1.3%
Lucent Technologies Capital Trust I, 7.750%.................    4,100      4,230,688
                                                                        ------------

DIVERSIFIED METALS & MINING  1.5%
Freeport-McMoRan Copper & Gold, Inc., 6.750%................   33,000      4,240,500
Freeport-McMoRan Copper & Gold, Inc., 5.500%................      450        821,587
                                                                        ------------
                                                                           5,062,087
                                                                        ------------
DRUG RETAIL  1.0%
Rite Aid Corp., 5.500%......................................  105,000      3,438,750
                                                                        ------------

ELECTRIC UTILITIES  0.2%
NRG Energy, Inc., 5.750%....................................    1,800        665,550
                                                                        ------------

GAS UTILITIES  0.5%
Southern Union Co., 5.000%..................................   27,100      1,626,542
                                                                        ------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I, 5.250%, QUIPS.....................   15,400        762,300
                                                                        ------------

INVESTMENT BANKING & BROKERAGE  1.7%
E*TRADE Financial Corp., 6.125%.............................   48,750      1,361,100
Lazard, Ltd., 6.625% (Bermuda)..............................  109,900      4,270,714
                                                                        ------------
                                                                           5,631,814
                                                                        ------------
LIFE & HEALTH INSURANCE  1.6%
MetLife, Inc., Ser B, 6.375%................................  162,500      5,301,563
                                                                        ------------

METAL & GLASS CONTAINERS  0.5%
Owens--Illinois, Inc, 4.750%................................   41,760      1,774,800
                                                                        ------------

METALS & MINING  1.0%
Vale Capital, Ltd., Ser RIO, 5.500% (Cayman Islands) (e)....   66,000      3,242,250
                                                                        ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
MULTI-LINE INSURANCE  1.3%
Citigroup Funding, Inc., Ser GNW, 4.583% (b)................  138,000   $  4,428,420
                                                                        ------------

OIL & GAS EQUIPMENT & SERVICES  0.9%
Bristow Group, Inc., 5.500%.................................   46,200      2,945,250
                                                                        ------------

OIL & GAS EXPLORATION & PRODUCTION  0.3%
Dune Energy, Inc., 10.000% (a) (e)..........................      990      1,041,604
                                                                        ------------

PACKAGED FOODS & MEATS  1.0%
Lehman Brothers Holdings, Inc., Ser GIS, 6.250%, PIES.......  120,000      3,285,000
                                                                        ------------

PHARMACEUTICALS  1.1%
Schering-Plough Corp., 6.000%...............................   51,000      3,519,000
                                                                        ------------

PROPERTY & CASUALTY INSURANCE  1.0%
XL Capital, Ltd., 6.500% (Cayman Islands)...................  116,000      3,408,080
                                                                        ------------

THRIFTS & MORTGAGE FINANCE  2.0%
Fannie Mae, 5.375%..........................................       66      6,560,029
                                                                        ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  23.0%............................     76,139,493
                                                                        ------------

COMMON STOCKS  1.1%
OIL & GAS STORAGE & TRANSPORTATION  1.1%
Williams Cos., Inc. ........................................  111,647      3,530,278
                                                                        ------------

TOTAL LONG-TERM INVESTMENTS  98.5%
  (Cost $291,894,096)................................................    325,786,539
                                                                        ------------

REPURCHASE AGREEMENTS  0.7%
Citigroup Global Markets, Inc. ($700,353 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07 at $700,664).........        700,353
State Street Bank & Trust Co. ($1,515,647 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07 at $1,516,259).......      1,515,647
                                                                        ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,216,000)..................................................      2,216,000
                                                                        ------------

TOTAL INVESTMENTS  99.2%
  (Cost $294,110,096)................................................    328,002,539
OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%..........................      2,703,445
                                                                        ------------

NET ASSETS  100.0%...................................................   $330,705,984
                                                                        ============

See Notes to Financial Statements                                             17

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Variable Rate Coupon

(c) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(d) Floating Rate Coupon

(e) Non-income producing security as this stock currently does not declare income dividends.

PIES--Premium Income Exchangeable Securities

QUIPS--Quarterly Income Preferred Securities

 18                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $294,110,096).......................  $328,002,539
Cash........................................................           676
Receivables:
  Investments Sold..........................................     4,988,439
  Interest..................................................     1,243,579
  Dividends.................................................       411,970
  Fund Shares Sold..........................................        26,962
Other.......................................................       143,210
                                                              ------------
    Total Assets............................................   334,817,375
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,107,559
  Fund Shares Repurchased...................................       326,754
  Investment Advisory Fee...................................       150,150
  Distributor and Affiliates................................       137,045
Trustees' Deferred Compensation and Retirement Plans........       229,896
Accrued Expenses............................................       159,987
                                                              ------------
    Total Liabilities.......................................     4,111,391
                                                              ------------
NET ASSETS..................................................  $330,705,984
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $305,766,446
Net Unrealized Appreciation.................................    33,892,443
Accumulated Undistributed Net Investment Income.............     2,183,883
Accumulated Net Realized Loss...............................   (11,136,788)
                                                              ------------
NET ASSETS..................................................  $330,705,984
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $297,915,396 and 18,212,813 shares of
    beneficial interest issued and outstanding).............  $      16.36
    Maximum sales charge (5.75%* of offering price).........          1.00
                                                              ------------
    Maximum offering price to public........................  $      17.36
                                                              ============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $22,820,952 and 1,398,908 shares of
    beneficial interest issued and outstanding).............  $      16.31
                                                              ============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $9,083,421 and 551,770 shares of
    beneficial interest issued and outstanding).............  $      16.46
                                                              ============
Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $886,215 and 54,164 shares of beneficial
    interest issued and outstanding)........................  $      16.36
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 3,520,078
Dividends...................................................    2,143,302
                                                              -----------
  Total Income..............................................    5,663,380
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      913,311
Distribution (12b-1) and Service Fees
  Class A...................................................      362,865
  Class B...................................................      119,533
  Class C...................................................       45,637
Transfer Agent Fees.........................................      208,953
Accounting and Administrative Expenses......................       46,844
Reports to Shareholders.....................................       46,271
Registration Fees...........................................       43,313
Trustees' Fees and Related Expenses.........................       19,416
Professional Fees...........................................       18,627
Custody.....................................................       13,570
Other.......................................................       10,278
                                                              -----------
  Total Expenses............................................    1,848,618
  Less Credits Earned on Cash Balances......................       13,617
                                                              -----------
  Net Expenses..............................................    1,835,001
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,828,379
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $12,435,169
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   28,620,978
  End of the Period.........................................   33,892,443
                                                              -----------
Net Unrealized Appreciation During the Period...............    5,271,465
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $17,706,634
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $21,535,013
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 2007     DECEMBER 31, 2006
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  3,828,379       $  8,964,662
Net Realized Gain......................................      12,435,169         15,973,889
Net Unrealized Appreciation During the Period..........       5,271,465         11,333,687
                                                           ------------       ------------
Change in Net Assets from Operations...................      21,535,013         36,272,238
                                                           ------------       ------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (4,697,013)       (10,220,669)
  Class B Shares.......................................        (285,906)          (745,129)
  Class C Shares.......................................        (109,290)          (255,260)
  Class I Shares.......................................         (11,954)           (13,738)
                                                           ------------       ------------
Total Distributions....................................      (5,104,163)       (11,234,796)
                                                           ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      16,430,850         25,037,442
                                                           ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       8,191,697         14,797,035
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       4,272,249          9,251,939
Cost of Shares Repurchased.............................     (33,168,155)       (72,954,159)
                                                           ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (20,704,209)       (48,905,185)
                                                           ------------       ------------
TOTAL DECREASE IN NET ASSETS...........................      (4,273,359)       (23,867,743)
NET ASSETS:
Beginning of the Period................................     334,979,343        358,847,086
                                                           ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,183,883 and $3,459,667,
  respectively)........................................    $330,705,984       $334,979,343
                                                           ============       ============

See Notes to Financial Statements                                             21

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                   YEAR ENDED DECEMBER 31,
CLASS A SHARES                    JUNE 30,     -----------------------------------------------
                                    2007        2006      2005      2004      2003      2002
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $15.58      $14.50    $14.93    $14.03    $12.02    $ 14.06
                                   ------      ------    ------    ------    ------    -------
  Net Investment Income.........     0.19(a)     0.40(a)   0.39(a)   0.38      0.41       0.40
  Net Realized and Unrealized
    Gain/Loss...................     0.84        1.19     (0.32)     0.96      2.04      (2.00)
                                   ------      ------    ------    ------    ------    -------
Total from Investment
  Operations....................     1.03        1.59      0.07      1.34      2.45      (1.60)
Less Distributions from Net
  Investment Income.............     0.25        0.51      0.50      0.44      0.44       0.44
                                   ------      ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD........................   $16.36      $15.58    $14.50    $14.93    $14.03    $ 12.02
                                   ======      ======    ======    ======    ======    =======

Total Return (b)................    6.69%*     11.15%     0.45%     9.73%    20.76%    -11.47%
Net Assets at End of the Period
  (In millions).................   $297.9      $300.2    $314.4    $367.2    $375.7    $ 349.8
Ratio of Expenses to Average Net
  Assets (c)....................    1.04%       1.05%     1.07%     1.04%     1.04%      1.02%
Ratio of Net Investment Income
  to Average Net Assets.........    2.38%       2.68%     2.69%     2.58%     3.13%      3.03%
Portfolio Turnover..............      68%*        87%       69%       74%      127%        97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

 22                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                     JUNE 30,    -----------------------------------------------
                                     2007       2006      2005      2004      2003      2002
                                  ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $15.54     $14.46    $14.90    $14.00    $11.98    $ 13.99
                                    ------     ------    ------    ------    ------    -------
  Net Investment Income..........     0.13(a)    0.29(a)   0.27(a)   0.29      0.32       0.31
  Net Realized and Unrealized
    Gain/Loss....................     0.84       1.19     (0.32)     0.94      2.02      (2.00)
                                    ------     ------    ------    ------    ------    -------
Total from Investment
  Operations.....................     0.97       1.48     (0.05)     1.23      2.34      (1.69)
Less Distributions from Net
  Investment Income..............     0.20       0.40      0.39      0.33      0.32       0.32
                                    ------     ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $16.31     $15.54    $14.46    $14.90    $14.00    $ 11.98
                                    ======     ======    ======    ======    ======    =======

Total Return (b).................    6.31%*    10.28%    -0.31%     8.93%    19.83%    -12.14%
Net Assets at End of the Period
  (In millions)..................   $ 22.8     $ 25.1    $ 33.1    $ 47.4    $ 53.5    $  52.2
Ratio of Expenses to Average Net
  Assets (c).....................    1.80%      1.82%     1.83%     1.80%     1.81%      1.78%
Ratio of Net Investment Income to
  Average Net Assets.............    1.61%      1.91%     1.91%     1.82%     2.36%      2.27%
Portfolio Turnover...............      68%*       87%       69%       74%      127%        97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

See Notes to Financial Statements                                             23

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                  YEAR ENDED DECEMBER 31,
CLASS C SHARES                     JUNE 30,    -----------------------------------------------
                                     2007       2006      2005      2004      2003      2002
                                  ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $15.68     $14.59    $15.02    $14.12    $12.08    $ 14.10
  Net Investment Income..........     0.13(a)    0.29(a)   0.28(a)   0.28      0.31       0.30
  Net Realized and Unrealized
    Gain/Loss....................     0.84       1.20     (0.32)     0.95      2.05      (2.00)
                                    ------     ------    ------    ------    ------    -------
Total from Investment
  Operations.....................     0.97       1.49     (0.04)     1.23      2.36      (1.70)
Less Distributions from Net
  Investment Income..............     0.19       0.40      0.39      0.33      0.32       0.32
                                    ------     ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $16.46     $15.68    $14.59    $15.02    $14.12    $ 12.08
                                    ======     ======    ======    ======    ======    =======

Total Return (b).................    6.32%*    10.25%    -0.24%     8.85%    19.83%    -12.11%
Net Assets at End of the Period
  (In millions)..................   $  9.1     $  9.2    $ 11.2    $ 14.5    $ 14.7    $  12.9
Ratio of Expenses to Average Net
  Assets (c).....................    1.80%      1.82%     1.83%     1.80%     1.81%      1.78%
Ratio of Net Investment Income to
  Average Net Assets.............    1.62%      1.91%     1.92%     1.82%     2.36%      2.27%
Portfolio Turnover...............      68%*       87%       69%       74%      127%        97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

 24                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                SIX MONTHS        YEAR         MARCH 23, 2005
                                                  ENDED          ENDED        (COMMENCEMENT OF
CLASS I SHARES                                   JUNE 30,     DECEMBER 31,     OPERATIONS) TO
                                                   2007           2006        DECEMBER 31, 2005
                                                -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......   $15.58         $14.50            $14.17
                                                  ------         ------            ------
  Net Investment Income (a)....................     0.22           0.44              0.33
  Net Realized and Unrealized Gain.............     0.83           1.18              0.40
                                                  ------         ------            ------
Total from Investment Operations...............     1.05           1.62              0.73
Less Distributions from Net Investment
  Income.......................................     0.27           0.54              0.40
                                                  ------         ------            ------
NET ASSET VALUE, END OF THE PERIOD.............   $16.36         $15.58            $14.50
                                                  ======         ======            ======

Total Return (b)...............................    6.88%*        11.33%             5.21%*
Net Assets at End of the Period (In
  millions)....................................   $  0.9         $  0.5            $  0.1
Ratio of Expenses to Average Net Assets (c)....    0.80%          0.81%             0.84%
Ratio of Net Investment Income to Average Net
  Assets.......................................    2.73%          2.93%             3.10%
Portfolio Turnover.............................      68%*           87%               69%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

See Notes to Financial Statements                                             25

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide current income, capital appreciation and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Unlisted convertible securities are valued at the mean of the last reported bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30,2007, the Fund had no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriared. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statement.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $14,573,020. At December 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $23,603,690, which will expire on December 31, 2010.

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:


Cost of investments for tax purposes........................  $294,651,796
                                                              ============
Gross tax unrealized appreciation...........................  $ 35,752,896
Gross tax unrealized depreciation...........................    (2,402,153)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 33,350,743
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $11,234,796
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $11,234,796
                                                              ===========

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income...............................  $4,695,684
Undistributed long-term capital gain........................           0

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to book to tax amortization differences.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Fund's custody and accounting fees were reduced by $13,570 and $47, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .55%
Next $350 million...........................................     .50%
Next $350 million...........................................     .45%
Over $1.05 billion..........................................     .40%

    For the six months ended June 30, 2007, the Fund recognized expenses of approximately $3,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2007, the Fund recognized expenses of approximately $20,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2007, the Fund

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

recognized expenses of approximately $175,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $118,541 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $11,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $6,200. Sales charges do not represent expenses of the Fund.

    At June 30, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 687 shares of Class I.

    For the six months ended June 30, 2007, the Fund paid brokerage commissions to Morgan Stanley Co. Inc., an affiliate of the Adviser, totaling $297.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            JUNE 30, 2007               DECEMBER 31, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................     369,240    $  5,951,313       763,898    $ 11,497,070
  Class B...........................      41,654         664,304       129,759       1,945,362
  Class C...........................      36,205         581,742        61,033         924,153
  Class I...........................      61,097         994,338        28,410         430,450
                                      ----------    ------------    ----------    ------------
Total Sales.........................     508,196    $  8,191,697       983,100    $ 14,797,035
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     244,047    $  3,894,471       556,619    $  8,328,372
  Class B...........................      16,748         266,543        46,114         687,927
  Class C...........................       6,192          99,469        14,744         221,995
  Class I...........................         740          11,766           909          13,645
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     267,727    $  4,272,249       618,386    $  9,251,939
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,672,925)   $(26,884,778)   (3,735,424)   $(56,183,808)
  Class B...........................    (273,291)     (4,378,253)     (853,487)    (12,804,299)
  Class C...........................     (75,733)     (1,223,293)     (261,542)     (3,946,045)
  Class I...........................     (41,838)       (681,831)       (1,329)        (20,007)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (2,063,787)   $(33,168,155)   (4,851,782)   $(72,954,159)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended June 30, 2007, the Fund received redemption fees of approximately $20, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $220,483,659 and $241,115,635, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,533,200 and $214,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive
Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 32

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             11, 111, 211, 611
                                                                   HARSAR 8/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-02815P-Y06/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

By:  /s/ Stuart N. Schuldt
     ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 9, 2007